UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21861

AMERICAN CENTURY GROWTH FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	04-30-2017

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Adaptive All Cap Fund
April 30, 2017

Adaptive All Cap - Schedule of Investments
APRIL 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.6%
Aerospace and Defense — 0.8%
TransDigm Group, Inc.	3,280	809,274
Airlines — 0.9%
Delta Air Lines, Inc.	18,525	841,776
Banks — 2.9%
Banco Bradesco SA ADR	192,816	2,034,209
Wells Fargo & Co.	13,735	739,492
		2,773,701
Beverages — 1.2%
National Beverage Corp.	2,201	194,987
PepsiCo, Inc.	8,407	952,345
		1,147,332
Biotechnology — 1.2%
AbbVie, Inc.	4,933	325,282
Amgen, Inc.	2,364	386,089
Bioverativ, Inc.(1)	5,632	331,218
TESARO, Inc.(1)	1,104	162,939
		1,205,528
Building Products — 0.5%
Simpson Manufacturing Co., Inc.	12,373	516,078
Capital Markets — 4.0%
AllianceBernstein Holding LP	26,576	608,591
Charles Schwab Corp. (The)	24,827	964,529
Evercore Partners, Inc., Class A	10,223	753,946
Invesco Ltd.	11,116	366,161
Janus Capital Group, Inc.	84,168	1,149,735
		3,842,962
Chemicals — 3.2%
Praxair, Inc.	7,772	971,345
Sensient Technologies Corp.	12,570	1,028,226
Tronox Ltd., Class A	66,069	1,090,799
		3,090,370
Communications Equipment — 1.0%
Cisco Systems, Inc.	29,381	1,001,011
Construction and Engineering — 1.5%
MasTec, Inc.(1)	31,981	1,411,961
Consumer Finance — 0.8%
EZCORP, Inc., Class A(1)	84,363	763,485
Distributors — 0.4%
Genuine Parts Co.	4,647	427,617
Diversified Telecommunication Services — 1.8%
Verizon Communications, Inc.	14,886	683,416
Zayo Group Holdings, Inc.(1)	31,342	1,099,164
		1,782,580
Electric Utilities — 2.1%
NextEra Energy, Inc.	9,692	1,294,463

Portland General Electric Co.	16,841	763,571
		2,058,034
Electronic Equipment, Instruments and Components — 1.9%
Corning, Inc.	22,888	660,319
Knowles Corp.(1)	22,812	404,457
Plexus Corp.(1)	15,530	807,404
		1,872,180
Energy Equipment and Services — 1.1%
Dril-Quip, Inc.(1)	13,254	683,243
Unit Corp.(1)	16,775	360,495
		1,043,738
Equity Real Estate Investment Trusts (REITs) — 4.0%
Apple Hospitality REIT, Inc.	45,126	845,210
Ashford Hospitality Trust, Inc.	42,941	268,381
InfraREIT, Inc.(1)	64,715	1,236,057
Ramco-Gershenson Properties Trust	36,070	480,813
Sunstone Hotel Investors, Inc.	25,742	383,298
VEREIT, Inc.	77,041	644,833
		3,858,592
Food and Staples Retailing — 1.9%
Wal-Mart Stores, Inc.	12,970	975,085
Walgreens Boots Alliance, Inc.	9,798	847,919
		1,823,004
Food Products — 2.8%
Blue Buffalo Pet Products, Inc.(1)	28,910	712,632
Calavo Growers, Inc.	16,509	1,082,990
Fresh Del Monte Produce, Inc.	14,986	918,642
		2,714,264
Health Care Equipment and Supplies — 1.8%
Abbott Laboratories	18,491	806,947
Varian Medical Systems, Inc.(1)	10,080	914,659
		1,721,606
Health Care Providers and Services — 4.5%
Aetna, Inc.	8,032	1,084,882
Cardinal Health, Inc.	10,511	762,994
Community Health Systems, Inc.(1)	47,108	405,600
Express Scripts Holding Co.(1)	8,418	516,360
LHC Group, Inc.(1)	15,168	820,589
UnitedHealth Group, Inc.	4,333	757,755
		4,348,180
Hotels, Restaurants and Leisure — 3.1%
Buffalo Wild Wings, Inc.(1)	7,962	1,254,413
MGM Resorts International	24,577	754,760
Scientific Games Corp., Class A(1)	40,452	960,735
		2,969,908
Household Products — 0.9%
Procter & Gamble Co. (The)	9,881	862,908
Independent Power and Renewable Electricity Producers — 1.3%
Ormat Technologies, Inc.	22,002	1,299,438
Industrial Conglomerates — 1.7%
3M Co.	5,201	1,018,512

General Electric Co.	21,633	627,140
		1,645,652
Insurance — 3.1%
Allied World Assurance Co. Holdings AG	19,872	1,055,004
CNA Financial Corp.	13,142	594,807
Principal Financial Group, Inc.	20,829	1,356,593
		3,006,404
Internet and Direct Marketing Retail — 4.0%
Amazon.com, Inc.(1)	3,459	3,199,541
Expedia, Inc.	5,020	671,274
		3,870,815
Internet Software and Services — 1.0%
Momo, Inc. ADR(1)	15,363	583,487
Yelp, Inc.(1)	11,369	402,576
		986,063
IT Services — 5.3%
Convergys Corp.	29,617	666,679
Fiserv, Inc.(1)	8,463	1,008,282
International Business Machines Corp.	5,482	878,710
Total System Services, Inc.	16,744	959,598
Vantiv, Inc., Class A(1)	14,396	893,128
Western Union Co. (The)	35,968	714,324
		5,120,721
Life Sciences Tools and Services — 1.9%
Enzo Biochem, Inc.(1)	47,329	416,495
PAREXEL International Corp.(1)	7,029	448,661
Waters Corp.(1)	5,794	984,343
		1,849,499
Machinery — 0.9%
Pentair plc	13,159	848,887
Media — 4.4%
Comcast Corp., Class A	24,159	946,791
Interpublic Group of Cos., Inc. (The)	37,472	883,215
Omnicom Group, Inc.	9,397	771,682
Sinclair Broadcast Group, Inc., Class A	24,685	973,823
Walt Disney Co. (The)	5,975	690,710
		4,266,221
Metals and Mining — 1.1%
Barrick Gold Corp.	15,893	265,731
Teck Resources Ltd.	23,506	487,515
TimkenSteel Corp.(1)	17,403	262,437
		1,015,683
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Annaly Capital Management, Inc.	44,549	526,124
Multi-Utilities — 0.3%
Dominion Resources, Inc.	3,074	238,020
Oil, Gas and Consumable Fuels — 5.7%
American Midstream Partners LP	30,418	451,707
EP Energy Corp., Class A(1)	104,143	470,726
EQT Corp.	10,929	635,412
Exxon Mobil Corp.	15,284	1,247,939
Marathon Petroleum Corp.	28,013	1,426,982
Williams Cos., Inc. (The)	21,733	665,682

Williams Partners LP	15,187	621,604
		5,520,052
Personal Products — 0.5%
Medifast, Inc.	9,697	449,165
Pharmaceuticals — 3.4%
Johnson & Johnson	10,568	1,304,831
Pfizer, Inc.	27,528	933,750
Prestige Brands Holdings, Inc.(1)	17,573	1,008,866
		3,247,447
Professional Services — 3.2%
Equifax, Inc.	7,051	954,071
Navigant Consulting, Inc.(1)	47,901	1,148,187
TransUnion(1)	24,673	987,660
		3,089,918
Road and Rail — 0.7%
Saia, Inc.(1)	13,578	653,781
Semiconductors and Semiconductor Equipment — 3.6%
Intel Corp.	25,644	927,031
Lam Research Corp.	3,936	570,130
Micron Technology, Inc.(1)	21,133	584,750
Power Integrations, Inc.	7,975	525,951
Tower Semiconductor Ltd.(1)	41,351	889,873
		3,497,735
Software — 5.5%
CA, Inc.	14,057	461,492
Microsoft Corp.	20,081	1,374,745
Progress Software Corp.	30,317	901,021
RealPage, Inc.(1)	25,666	950,925
Symantec Corp.	27,862	881,275
VMware, Inc., Class A(1)	7,947	747,972
		5,317,430
Specialty Retail — 1.2%
Burlington Stores, Inc.(1)	2,907	287,560
Home Depot, Inc. (The)	3,829	597,707
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	1,093	307,614
		1,192,881
Technology Hardware, Storage and Peripherals — 2.5%
Apple, Inc.	16,593	2,383,584
Thrifts and Mortgage Finance — 0.9%
Northwest Bancshares, Inc.	43,455	701,364
Walker & Dunlop, Inc.(1)	4,658	208,911
		910,275
Tobacco — 1.6%
Altria Group, Inc.	12,885	924,885
Vector Group Ltd.	29,400	638,568
		1,563,453
Wireless Telecommunication Services — 1.0%
Sprint Corp.(1)	65,871	594,815
Vodafone Group plc ADR	14,637	383,343
		978,158

TOTAL INVESTMENT SECURITIES — 99.6% (Cost $88,158,886)	96,363,495
OTHER ASSETS AND LIABILITIES — 0.4%	420,532
TOTAL NET ASSETS — 100.0%	$96,784,027

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	28,349	USD	21,064	Morgan Stanley	6/30/17	(278)
CAD	54,867	USD	40,331	Morgan Stanley	6/30/17	(102)
CAD	46,110	USD	33,820	Morgan Stanley	6/30/17	(12)
CAD	33,242	USD	24,985	Morgan Stanley	6/30/17	(612)
USD	728,692	CAD	973,732	Morgan Stanley	6/30/17	14,741
USD	25,896	CAD	34,711	Morgan Stanley	6/30/17	445
USD	18,043	CAD	24,227	Morgan Stanley	6/30/17	279
GBP	12,136	USD	15,753	Credit Suisse AG	6/30/17	(8)
GBP	15,159	USD	18,891	Credit Suisse AG	6/30/17	777
GBP	243,365	USD	304,301	Credit Suisse AG	6/30/17	11,435
GBP	14,112	USD	18,124	Credit Suisse AG	6/30/17	185
USD	676,296	GBP	539,905	Credit Suisse AG	6/30/17	(24,164)
						2,686

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	96,363,495	—	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	27,862	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	25,176	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$88,284,432
Gross tax appreciation of investments	$10,188,005
Gross tax depreciation of investments	(2,108,942)
Net tax appreciation (depreciation) of investments	$8,079,063

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Focused Dynamic Growth Fund
April 30, 2017

Focused Dynamic Growth - Schedule of Investments
APRIL 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.1%
Automobiles — 3.4%
Tesla, Inc.(1)	1,620	508,793
Beverages — 1.7%
Boston Beer Co., Inc. (The), Class A(1)	1,697	244,962
Biotechnology — 14.3%
Biogen, Inc.(1)	1,414	383,491
Celgene Corp.(1)	4,157	515,676
Ionis Pharmaceuticals, Inc.(1)	6,836	329,427
Regeneron Pharmaceuticals, Inc.(1)	1,223	475,123
Spark Therapeutics, Inc.(1)	2,761	160,055
Vertex Pharmaceuticals, Inc.(1)	2,100	248,430
		2,112,202
Capital Markets — 3.4%
Intercontinental Exchange, Inc.	8,460	509,292
Chemicals — 2.7%
Ecolab, Inc.	3,062	395,274
Health Care Equipment and Supplies — 3.5%
Intuitive Surgical, Inc.(1)	624	521,583
Hotels, Restaurants and Leisure — 1.2%
Chipotle Mexican Grill, Inc.(1)	381	180,773
Internet and Direct Marketing Retail — 6.2%
Amazon.com, Inc.(1)	704	651,193
Netflix, Inc.(1)	1,707	259,805
		910,998
Internet Software and Services — 15.5%
Alphabet, Inc., Class A(1)	240	221,885
Alphabet, Inc., Class C(1)	694	628,736
Baidu, Inc. ADR(1)	917	165,271
Facebook, Inc., Class A(1)	4,971	746,893
Okta, Inc.(1)	8,000	208,400
Tencent Holdings Ltd.	10,400	325,436
		2,296,621
IT Services — 9.2%
Mastercard, Inc., Class A	5,092	592,301
Square, Inc.(1)	23,280	424,627
Visa, Inc., Class A	3,786	345,359
		1,362,287
Machinery — 9.2%
FANUC Corp.	1,000	203,229
Middleby Corp. (The)(1)	2,832	385,520
WABCO Holdings, Inc.(1)	2,634	313,104
Wabtec Corp.	5,494	460,892
		1,362,745
Oil, Gas and Consumable Fuels — 1.9%
Concho Resources, Inc.(1)	2,230	282,452
Personal Products — 3.3%
Estee Lauder Cos., Inc. (The), Class A	5,555	484,063

Professional Services — 1.8%
Verisk Analytics, Inc., Class A(1)	3,176	263,004
Software — 7.4%
salesforce.com, Inc.(1)	3,972	342,069
Splunk, Inc.(1)	5,032	323,608
Tableau Software, Inc., Class A(1)	7,999	429,386
		1,095,063
Specialty Retail — 6.2%
O'Reilly Automotive, Inc.(1)	1,864	462,552
Ross Stores, Inc.	6,886	447,590
		910,142
Technology Hardware, Storage and Peripherals — 4.8%
Apple, Inc.	4,975	714,659
Textiles, Apparel and Luxury Goods — 1.4%
NIKE, Inc., Class B	3,624	200,806
TOTAL COMMON STOCKS (Cost $12,194,316)		14,355,719
TEMPORARY CASH INVESTMENTS — 4.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 2.875%, 6/30/17 - 5/15/43, valued at $324,355), in a joint trading account at 0.68%, dated 4/28/17, due 5/1/17 (Delivery value $318,085)		318,067
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 11/15/44, valued at $326,515), at 0.22%, dated 4/28/17, due 5/1/17 (Delivery value $318,006)		318,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	498	498
TOTAL TEMPORARY CASH INVESTMENTS (Cost $636,565)		636,565
TOTAL INVESTMENT SECURITIES — 101.4% (Cost $12,830,881)		14,992,284
OTHER ASSETS AND LIABILITIES — (1.4)%		(201,778)
TOTAL NET ASSETS — 100.0%		$14,790,506

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	13,827,054	528,665	—
Temporary Cash Investments	498	636,067	—
	13,827,552	1,164,732	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$12,839,663
Gross tax appreciation of investments	$2,239,454
Gross tax depreciation of investments	(86,833)
Net tax appreciation (depreciation) of investments	$2,152,621

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Growth Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	June 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	June 27, 2017

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	June 27, 2017